Stockholders' equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Stockholders' equity	Stockholders' equity
Class A and Class B Common Stock
As of December 31, 2023, we had 110,919,270 Class A shares and 237,476,895 Class B shares outstanding. Class A and Class B common stock has a par value of €0.06 and €0.60, respectively. Class B shares are entitled to ten votes per share, and holders of our Class A shares are entitled to one vote per share. All other terms and preferences of Class A and Class B common stock are the same. Each Class B share is convertible into one Class A share at any time by the holder. During the years ended December 31, 2023, 2022 and 2021, nil, 24,485,793 and 36,225,279 Class B shares were converted into Class A shares, respectively.
As of December 31, 2023, Class B shares of trivago N.V. are only held by Expedia Group and Rolf Schrömgens, one of our founders and a member of our supervisory board. Refer to Note 1 - Organization and basis of presentation for Expedia Group's ownership interest and voting interest. The Class B shares held by Mr. Schrömgens as of December 31, 2023 had an ownership interest and voting interest of 8.2% and 11.5%, respectively, and 8.3% and 11.5%, respectively, as of December 31, 2022.
In October 2023, the management board approved a change in the ratio of the Company's ADS program, comprising a change in the ratio of ADSs to Class A shares ("shares") from one ADS representing one share, to one ADS representing five shares. The ratio change was effective as of November 17, 2023.
Dividend
In 2023, the Company paid a one-time extraordinary dividend totaling €184.4 million (€0.529228 per each Class A and B share) to shareholders of record on November 3, 2023. The dividend was paid to holders of Class A and B shares on November 6, 2023 and was distributed to holders of our ADSs on November 13, 2023.
Treasury Stock
As of December 31, 2023 and December 31, 2022, nil and 20,000,000, respectively, of our issued shares were treasury shares.
In November 2022, the Company acquired 20,000,000 Class A shares from Peter Vinnemeier valued at €19.9 million which were classified as treasury stock until they were retired in September 2023. As a result, the treasury stock balance of €19.9 million was eliminated and Class A common stock was reduced by €1.2 million representing the par value of the retired shares. The difference of €18.7 million was recognized in accumulated deficit.
On March 1, 2022, the Company's Supervisory Board authorized a program to repurchase up to 10 million of the Company's ADSs, each representing one Class A share. On March 7, 2022, the
Company entered into a stock repurchase program which expired on May 30, 2022. No stock repurchases were made under this program. On May 31, 2022, the Company entered into another stock repurchase program which expired on July 29, 2022. As of December 31, 2022, the Company reacquired 205,457 Class A common shares on the open market at fair market value. The shares of stock purchased under the buyback program were held as treasury shares until they were all reissued to settle RSU awards vesting from our share-based compensation awards during the fourth quarter of 2022.
Reserves
Reserves primarily represents the effects of pushdown accounting applied due to the change in control in 2013 in addition to share premium as result of the corporate reorganization and IPO. See Note 1 - Organization and basis of presentation. Further effects to the Reserves are due to dividends paid to shareholders, taxes withheld on net share settlements of equity awards, share-based compensation expense, impact of reclassification of share-based compensation expense from equity to liability, exercises of employee stock options and vesting of RSUs, the effect of the conversions of Class B shares to Class A shares, and the reissuance of treasury stock.
Accumulated other comprehensive income/(loss)
Accumulated other comprehensive income/(loss) represents foreign currency translation adjustments for our subsidiaries in foreign locations. As of December 31, 2023 we do not expect to reclassify any amounts included in accumulated other comprehensive income/(loss) into earnings during the next 12 months.
Contribution from Parent
The beginning contribution from Parent balance represents the pushdown of share-based compensation expense from Expedia Group.